ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES (Tables)	12 Months Ended
Aug. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE

Accounts payable, accruals, and other payables consist of the following:

	August 31, 2024	August 31, 2023

Accounts payable	$154,854	$40,939
Accruals	113,046	129,949
Other payables	95,831	27,487
Total	$363,731	$198,375